Revenue - Sources of revenue (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 138,051	R 172,313	R 126,173
Adjustments relating to sales of PGM concentrate	237	(119)	1,219
Total revenue	138,288	172,194	127,392
Southern Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	89,507	113,512	82,781
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	45,641	58,682	44,611
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	3,140	0	0
Gold mining activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	18,812	29,533	28,930
Gold mining activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	17,842	28,358	27,869
PGM mining activities
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	111,070	137,958	95,573
PGM mining activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	84,359	102,099	72,469
Battery metals activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	3,140	0	0
Recycling activities | Goods or services transferred at point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	32,267	40,710	25,296
Stream | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	338	625	539
Toll treatment arrangement | Streaming agreements (over time)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	R 105	R 521	R 0